Related party disclosure (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Fees	$ 36	$ 39
Fair value	265	252
UBS AG
Entity [Table]
Fees	20	22
Fair value	$ 253	$ 241